Shareholder Report, Line Graph (Details) - USD ($)						12 Months Ended
	Jun. 30, 2026	Jun. 29, 2026	Jun. 28, 2026	Jun. 27, 2026	Jun. 26, 2026	Jun. 30, 2026
C000273896
Account Value [Line Items]
Accumulated Value	$ 9,355	$ 9,388	$ 9,424	$ 9,424	$ 9,424
C000273897
Account Value [Line Items]
Accumulated Value	9,354	9,383	9,423	9,423	9,423
C000273895
Account Value [Line Items]
Accumulated Value	93,556	93,908	94,229	94,261	94,261
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US 3000 Index
Accumulated Value	10,199	10,119	10,000	10,000	10,000
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US 3000 Index
Accumulated Value	10,199	10,119	10,000	10,000	10,000
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US 3000 Index
Accumulated Value	101,991	101,195	100,000	100,000	100,000
Bloomberg US 3000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US 3000 Value (USD) TR
Accumulated Value	9,966	10,006	10,000	10,000	10,000
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	9,987	10,000	10,000	10,000	10,000
Bloomberg US 3000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US 3000 Value (USD) TR
Accumulated Value	9,966	10,006	10,000	10,000	10,000
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	9,987	10,000	10,000	10,000	10,000
Bloomberg US 3000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US 3000 Value (USD) TR
Accumulated Value	99,656	100,055	100,000	100,000	100,000
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 99,865	$ 99,996	$ 100,000	$ 100,000	$ 100,000